SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2017
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

CHINA LODGING GROUP, LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNT S

	Balance at Beginning of Year	Charge to Costs and Expenses	Addition Due to Acquisition	Charge Taken Against Allowance	Write off	Balance at End of Year
	(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
2015	6,477	1,997	—	—	(2,415)	6,059
2016	6,059	1,082	7,151	—	(2,368)	11,924
2017	11,924	2,446	—	—	(3,593)	10,777
Valuation allowance for deferred tax assets

2015	62,868	47,122	—	(15,508)	(1,955)	92,527
2016	92,527	55,757	11,724	(17,064)	(28,319)	114,625
2017	114,625	59,929	2,963	(46,903)	(7,476)	123,138

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